Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2024	Jun. 07, 2024	Apr. 30, 2024	Oct. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Commercial real estate		$ 560,000
Cash flows from operating activities	$ (233,987)	(2,492,725)	$ (2,072,715)
Total current assets	28,799,216	27,221,277
Cash balance	15,700,000
Short-term investment	12,952,597	13,317,882
Total current liabilities	4,200,435	3,389,044
Accrued expenses and other current liabilities	2,200,000
Due to related parties	2,859,061	166,025
Operating lease liabilities, current	486,121
Working capital	$ 24,600,000
Realized gain percentage	25.00%
Realized gain	$ 3,360,000	440,000
Unrealized loss	440,000	3,080,000.00
Gross realized gain			4,190,000
Unrealized gain on investment			30,000.00
Impairment loss on long-lived assets		1,964	6,833
Impairment of goodwill	325,832
Allowance for sales returns	0	0	0
Management service fees	563,726
Contract liabilities	183,173	295
Shipping and handling expenses	0	22	146
Advertising costs	$ 0	$ 90,637	93,197
Percentage of company's securities	10.00%
Operating segments	2
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Due to related parties	$ 200,000
Loans payable to related party	$ 300,000
Far Ling’s Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage							51.00%
Far Ling’s Inc. [Member] | Third Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage					51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage					100.00%		100.00%
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage						60.00%
Vigour Management Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interests percentage	10.00%			90.00%
Beijing Jingshi [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%
Vigour Management Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	10.00%
Far Ling’s Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		49.00%
Minimum [Member] | Investments-Equity Method and Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%
Maximum [Member] | Investments-Equity Method and Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	50.00%
Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities revenue	$ 512,156	$ 0	$ 6,970